Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Aggregate Stock Options Granted

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Intrinsic Value

Outstanding at January 1, 2011	566,424	$2.11	$2.31
Options granted during 2011	1,382,538	$2.96	$0.45
Options exercised during 2011	-	$-	$-
Options forfeited during 2011	(365,871)	$2.62	$0.79
Outstanding at December 31, 2011	1,583,091	$2.73	$0.10
Exercisable at December 31, 2011	1,147,909	$2.49	$0.62
Options granted during 2012	435,353	$1.06	$0.23
Options exercised during 2012	(248,007)	$2.82	$-
Options forfeited during 2012	-	$-	$-
Outstanding at December 31, 2012	1,770,437	$2.31	$1.28
Exercisable at December 31, 2012	1,616,483	$2.37	$1.15

Summary of Aggregate Non-Vested Shares

The following table summarizes the status of the Company’s aggregate non-vested shares.

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2011	206,310	$1.07	$2.31
Granted in 12 months ended December 31, 2011	1,382,538	$2.10	$0.45
Forfeited in 12 months ended December 31, 2011	365,871	$1.76	$0.79
Vested in 12 months ended December 31, 2011	787,795	$1.61	$0.94
Non-vested at December 31, 2011	435,182	$1.66	$1.10
Granted in 12 months ended December 31, 2012	435,353	$0.43	$0.23
Forfeited in 12 months ended December 31, 2012	-	$-	$-
Vested in 12 months ended December 31, 2012	716,941	$1.12	$0.62
Non-vested at December 31, 2012	153,594	$0.32	$0.65
Exercisable at December 31, 2012	1,616,843	$1.14	$1.28
Outstanding at December 31, 2012	1,770,437	$1.15	$1.15

Additional Incentive Stock Options Granted upon Achievement of Each Milestone
The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

Summary of Status of Outstanding Warrants

The following table summarizes the status of the Company’s outstanding warrants.

			Number of	Exercise	Expiration
Issue Date	Issued to		Warrants	Price	Date

08/19/11	William Shell Survivor's Trust	(a)	43,568	$3.38	08/09/16
09/01/11	William Shell Survivor's Trust		23,237	$3.38	09/01/16
09/23/11	William Shell Survivor's Trust		15,104	$3.38	09/23/16
09/28/11	William Shell Survivor's Trust		58,091	$3.38	09/28/16
10/17/11	William Shell Survivor's Trust		50,296	$3.38	10/17/16
10/20/11	William Shell Survivor's Trust		36,982	$3.38	10/20/16
11/08/11	William Shell Survivor's Trust		35,503	$3.38	11/08/16
11/22/11	William Shell Survivor's Trust		41,420	$3.38	11/22/16
12/07/11	William Shell Survivor's Trust		34,024	$3.38	12/07/16
01/04/12	William Shell Survivor's Trust		8,876	$3.38	01/04/17
01/18/12	William Shell Survivor's Trust		7,396	$3.38	01/18/17
01/19/12	William Shell Survivor's Trust		29,586	$3.38	01/19/17
01/31/12	William Shell Survivor's Trust		59,172	$3.38	01/31/17
02/01/12	William Shell Survivor's Trust		73,964	$3.38	02/01/17
02/15/12	William Shell Survivor's Trust		59,172	$3.38	02/15/17
02/29/12	William Shell Survivor's Trust		71,006	$3.38	03/01/17
03/15/12	William Shell Survivor's Trust		22,189	$3.38	03/15/17
03/28/12	William Shell Survivor's Trust		44,379	$3.38	03/28/17
06/22/12	William Shell Survivor's Trust		250,000	$1.00	04/11/17
06/22/12	William Shell Survivor's Trust		100,000	$1.00	04/19/17
06/22/12	William Shell Survivor's Trust		200,000	$1.00	04/26/17
06/22/12	William Shell Survivor's Trust		150,000	$1.00	05/02/17
06/22/12	William Shell Survivor's Trust		110,000	$1.00	05/10/17
06/22/12	William Shell Survivor's Trust		220,000	$1.00	05/24/17
06/22/12	William Shell Survivor's Trust		190,000	$1.00	05/25/17
06/22/12	William Shell Survivor's Trust		175,000	$1.00	06/13/17
06/27/12	William Shell Survivor's Trust		220,000	$1.00	06/27/17
07/05/12	William Shell Survivor's Trust		95,000	$1.00	07/05/17
			2,423,965

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.

Summary of Aggregate Warranrs

The following table summarizes the status of the Company’s aggregate warrants.

	Number of Shares Remaining Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2011	-	-
Warrants granted during 2011	338,225	$3.38
Warrants exercised during 2011	-	-
Warrants at December 31, 2011	338,225	$3.38
Exercisable at December 31, 2011	338,225	$3.38
Warrants granted during 2012	3,149,721	$1.28
Warrants exercised during 2012	(1,063,981)	$1.00
Warrants at December 31, 2012	2,423,965	$1.70
Exercisable at December 31, 2012	2,423,965	$1.70

Summary Of Changes In The Estimated Fair Values Of Our Warrant Liabilities

The following table summarizes the changes in the estimated fair values of our warrant liabilities.

Warrant Liability

Beginning balance January 1, 2012	$-
Issuance of warrants	$437,399
Mark-to-market adjustment	$4,432,734
Exercise of Warrants	$(4,681,658)
Ending balance as of December 31, 2012	$188,475